Organization and Description of Business	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Organization and Description of Business
1. Organization and Description of Business
Millrose Properties, Inc. (“Millrose” or the “Company”) is a corporation incorporated under the laws of the State of Maryland on March 19, 2024 for the purpose of receiving the business assets from Lennar Corporation (“Lennar”) and becoming an independent publicly traded company. Millrose provides, through its subsidiaries, an operational and capital solution for home builders and land development companies to finance the acquisition and development of land assets through the Homesite Option Purchase Platform (“HOPP’R”). The HOPP’R is a comprehensive suite of systems and procedures developed to operate and manage the acquisition, financing and development of land assets on a large scale. Millrose is a holding company without any operations of its own. Its operations are conducted through Millrose Properties Holdings, LLC (“Millrose Holdings”), a Delaware limited liability company and a wholly-owned operating subsidiary of Millrose, and other subsidiaries. Millrose is externally managed by Kennedy Lewis Land and Residential Advisors LLC (the “Manager”) with personnel provided by the Manager and officers recommended by the Manager and appointed by the Board of Directors of Millrose (the “Board”) serving as all officers and employees of, and performing all business operations for, Millrose, Millrose Holdings and any other subsidiaries.
On the February 7, 2025, Lennar completed the previously announced spin-off
of Millrose from Lennar and became an independent company listed on the New York Stock Exchange (the
“Spin-Off”).
See Note 6. Subsequent Events. Millrose intends to elect to qualify as a real estate investment trust (“REIT”), commencing with its taxable year ending December 31, 2025.

PREDECESSOR MILLROSE BUSINESS [Member]
Organization and Description of Business
1. Background and Description of Business
Prior to the
Spin-Off
(as defined in Note 8. Subsequent Events) of the Predecessor Millrose Business (as defined below) to Millrose Properties, Inc. (“Millrose” or the “Company”), and as of December 31, 2024, the Predecessor Millrose Business was wholly owned by Lennar Corporation (“Lennar” or the “Predecessor”). Such operations and financial information that represent the business assets that were spun off to Millrose are collectively referred to as the “Predecessor Millrose Business.”
Millrose provides, through its subsidiaries, an operational and capital solution for home builders and land development companies to finance the acquisition and development of land assets through the Homesite Option Purchase Platform (“HOPP’R”). The HOPP’R is a comprehensive suite of systems and procedures developed to operate and manage the acquisition, financing and development of land assets on a large scale. Millrose is a holding company without any operations of its own. Millrose’s operations are conducted through Millrose Properties Holdings, LLC, a Delaware limited liability company (“Millrose Holdings”) a wholly-owned operating subsidiary of Millrose, and other subsidiaries. The Company is externally managed by Kennedy Lewis Land and Residential Advisors LLC (the “Manager”) with personnel provided by the Manager and officers recommended by the Manager and appointed by the Board of Directors of Millrose (the “Board”) serving as all officers and employees of, and performing all business operations for, Millrose, Millrose Holdings and any other subsidiaries.
On February 7, 2025, the Company completed the previously announced
Spin-Off
of Millrose from Lennar and became an independent company listed on the New York Stock Exchange. See Note 8. Subsequent Events. Millrose intends to elect to qualify as a real estate investment trust (“REIT”), commencing with its taxable year ending December 31, 2025.